Equity - Schedule of Basic and Diluted Earnings Per Quota (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
From continuing operations attributable to the ordinary equity holders of the Entity	R$ 3.43	R$ 2.14	R$ 4.02
Total basic earning per share attributable to the ordinary equity holders of the Entity	3.43	2.14	4.02
From continuing operations attributable to the ordinary equity holders of the Entity	3.21	2.08	3.85
Total basic earning per share attributable to the ordinary equity holders of the Entity	R$ 3.21	R$ 2.08	R$ 3.85
From continuing operations	R$ 217,579	R$ 118,202	R$ 220,608
Profit (loss) from continuing operations	217,579	118,202	220,608
Used in calculating basic earnings per share	217,579	118,202	220,608
Used in calculating diluted earnings per share	R$ 217,579	R$ 118,202	R$ 220,608
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share:	63,397,750	55,190,584	54,903,764
Adjustments for calculation of diluted earnings per share:	4,357,327	1,733,042	501,807
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	67,755,077	56,923,626	55,405,572